Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Soundwatch Hedged Equity ETF
Shareholder Report [Line Items]
Fund Name	Soundwatch Hedged Equity ETF
Class Name	Soundwatch Hedged Equity ETF
Trading Symbol	SHDG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Soundwatch Hedged Equity ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.soundwatch.com/shdg. You can also request this information by contacting us at 1-888-244-4601.
Additional Information Phone Number	1-888-244-4601
Additional Information Website	https://www.soundwatch.com/shdg
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Soundwatch Hedged Equity ETF	$82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the per share net asset value of the Soundwatch Hedged Equity ETF (SHDG) has appreciated by 27.47% (and the market base performance appreciated by 27.66%) compared to an increase of 18.52% for the BXM Index (CBOE S&P500 Buy Write Monthly Index) and SPTR (Total Return of the S&P 500) of 38.02%.
The market continued to accelerate in 2024 after a fine up year in 2023. Interest rates and inflation have been the focus on 2024, with the 10-year USD rate falling for most of the year to climb near the end of 2024. Artificial Intelligence and the tech companies have had an upward drag on the market. We have been pleased with our upside participation in 2024.
PORTFOLIO & ECONOMIC OUTLOOK
Generally, we are agnostic about broad macroeconomic factors and do not attempt to forecast or time markets. Instead, we are primarily focused on the efficient execution of our proprietary systematic Hedged Equity model based on our Buy, Hold and Hedge philosophy. We buy and hold our core underlying ETF portfolio and systematically purchase put spreads financed by selling options spreads.

With inflation easing but many unknown political risks remaining, we continue to expect volatility in the markets. We will continue to run a systematic model which aims to reduce the downside risk of the market while allowing to capture long term equity capital gains through the Fund’s exposure to the broad-based US market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/30/2016)
Soundwatch Hedged Equity ETF NAV	27.47	10.63	9.50
S&P 500 TR	38.02	15.27	14.78
CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM	18.52	6.05	6.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.soundwatch.com/shdg for more recent performance information. Visit https://www.soundwatch.com/shdg for more recent performance information.
Net Assets	$ 143,683,838
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 642,661
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$143,683,838
Number of Holdings	7
Net Advisory Fee	$642,661
Portfolio Turnover	0%
30-Day SEC Yield	0.84%
30-Day SEC Yield Unsubsidized	0.74%

Holdings [Text Block]

Top Holdings	(%)
iShares Core S&P 500 ETF	98.3%
S&P 500 Index 12/31/2024 P5,445	1.3%
First American Government Obligations Fund	0.9%
Cash & Other	0.2%
S&P 500 Index 12/31/2024 C5,675	0.1%
S&P 500 Index 12/31/2024 P5,675	-0.0%
S&P 500 Index 12/31/2024 C6,150	-0.3%
S&P 500 Index 12/31/2024 P4,990	-0.5%

Updated Prospectus Web Address	https://www.soundwatch.com/shdg.